Cable and Satellite Television Distribution Rights, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Cable and Satellite Television Distribution Rights [Abstract]
Schedule of Cable and Satellite Television Distribution Rights
Cable and satellite television distribution rights consisted of the following:

	June 30,	December 31,
(in millions)	2014	2013
Cable and satellite television distribution rights	$2,334	2,324
Less accumulated amortization	(1,794)	(1,700)
Cable and satellite television distribution rights, net	$540	624

Cable and satellite television distribution rights consisted of the following:

	December 31,
(in millions)	2013	2012
Cable and satellite television distribution rights	$2,324	2,304
Less accumulated amortization	(1,700)	(1,540)
Cable and satellite television distribution rights, net	$624	764

Schedule of Expected Amortization Expense	As of June 30, 2014, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

Remainder of 2014	$87
2015	168
2016	162
2017	111
2018	6
As of December 31, 2013, related amortization expense for each of the next five years ended December 31 was as follows (in millions):

2014	$176
2015	167
2016	161
2017	110
2018	5